Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long Term Debt and Capital Lease Obligations, Current And Noncurrent	¥ 11,496,573	¥ 10,042,252
Less - Current portion due within one year	(2,949,663)	(2,704,428)
Long-term debt	8,546,910	7,337,824
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,368,711	3,142,411
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	1,226,080	993,019
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	5,355,176	4,502,787
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,124,810	922,636
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	400,000	460,000
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations	¥ 21,796	¥ 21,399